Noncash transactions - Additional Information (Detail) (USD $)					12 Months Ended							1 Months Ended						1 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2013 Property	Jun. 14, 2013	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2012 2012 Offering [Member] Property	Feb. 28, 2013 2012 Offering [Member] Property	Jun. 30, 2013 Class B Common Shares [Member]	Dec. 31, 2012 Class B Common Shares [Member]	Dec. 31, 2012 Class B Common Shares [Member] 2012 Offering [Member]	Jun. 10, 2013 Series D Convertible Units [Member] Operating Partnership [Member]	Jun. 10, 2013 Series E Convertible Units [Member] Operating Partnership [Member]	Jun. 14, 2013 Class A Common Shares [Member]	Jun. 30, 2013 Class A Common Shares [Member]	Dec. 31, 2012 Class A Common Shares [Member]	Dec. 31, 2012 Class A Common Shares [Member] 2012 Offering [Member]	Dec. 31, 2012 3.5% Convertible Perpetual Preferred Units [Member] Operating Partnership [Member]	Jun. 11, 2013 Alaska Joint Venture Acquisition [Member] Operating Partnership [Member]	Jun. 11, 2013 Alaska Joint Venture Acquisition [Member] Class A Common Shares [Member]	Jun. 11, 2013 Alaska Joint Venture Acquisition [Member] Class A Common Shares [Member] Operating Partnership [Member]	Jun. 14, 2013 RJ LLC [Member] Property	Dec. 31, 2012 RJ LLC [Member] Class B Common Shares [Member]	Jun. 14, 2013 RJ LLC [Member] Class A Common Shares [Member]	Dec. 31, 2012 RJ LLC [Member] 3.5% Convertible Perpetual Preferred Units [Member]	Jun. 30, 2013 2,770 Property Contribution [Member]	Dec. 31, 2011 2,770 Property Contribution [Member]	Dec. 31, 2012 2,770 Property Contribution [Member] Property	Feb. 28, 2013 2,770 Property Contribution [Member] Property	Feb. 28, 2013 2,770 Property Contribution [Member] Series C convertible units [Member] Operating Partnership [Member]	Feb. 28, 2013 2,770 Property Contribution [Member] Class B Common Shares [Member]	Dec. 31, 2012 2,770 Property Contribution [Member] Class B Common Shares [Member]	Dec. 31, 2012 2,770 Property Contribution [Member] Business Acquisition One [Member] Property
Nonmonetary Transaction [Line Items]
Net carrying cost					$ 46,635,000																						$ 386,500,000
Units outstanding					32,667																							31,085,974
Common shares issued							635,075	667	667				129,433,425	38,663,998	3,300,000														634,408	634,408
Issuance of units										4,375,000	4,375,000						12,395,965		12,395,965
Acquisition of Joint Venture																		43,609,394
Preferred Units issued		653,492														653,492					653,492		653,492
Conversion to Class A units												653,492
Additional shares issued												705,167										705,167
Number of properties	18,326		3,644	33	367	2,661														377						224	2,770				2,661
Transfer costs					455,000
Investment made in cash by sponsor					556,000
Option to purchase common shares					3,333,334
Aggregate purchase price of shares					50,000,000																			33,535,000	3,516,000	369,371,000
Accounts payable receivables			3,312,000
Accrued expenses receivables			2,306,000
Amounts payable to affiliates related to property acquisitions			4,180,000
Net asset value net of related liabilities																									$ 3,474,000	$ 364,957,000	$ 383,992,000				$ 364,957,000